PRINCIPAL ACCOUNTING POLICIES - Foreign currencies, Restricted cash and short-term investment (Details) - ¥ / $	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PRINCIPAL ACCOUNTING POLICIES
Exchange rate representing the index rates stipulated by the People's Bank of China	7.0851	6.9762	6.8632
Exchange rate representing the index rates stipulated by the Board of Governors of the Federal Reserve System	7.0808
Restricted cash in relation to guarantee (as a percent)	3.40%	4.40%	7.50%